INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income)
Current income tax expense	₽ (206)	₽ (71)	₽ (18)
Adjustments in respect of current income tax of previous years			(1)
Deferred tax (expense) / benefit	(81)	11	31
Income tax (expense) / benefit	₽ (287)	₽ (60)	₽ 12